Intangible Assets	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]
20.	Intangible Assets

	For the year ended December 31, 2017
	Balance, Beginning of Year	Additions	Effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Patent and technology fee	$12,078,767	196,781	-	12,275,548
Accumulated amortization:
Patent and technology fee	9,756,528	628,606	117	10,385,251
Net carrying amounts	$2,322,239			1,890,297

	For the year ended December 31, 2018
	Balance, Beginning of Year	Additions	Effect of change in consolidated entities	Effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Goodwill	$-	-	600,324	-	600,324
Patent and technology fee	12,275,548	-	-	(3,806)	12,271,742
Others	-	-	150,436	-	150,436
	12,275,548	-	750,760	(3,806)	13,022,502
Accumulated amortization:
Patent and technology fee	10,385,251	518,404	-	(386)	10,903,269
Others	-	22,565	-	-	22,565
	10,385,251	540,969	-	(386)	10,925,834
Net carrying amounts	$1,890,297				2,096,668

The Company acquired goodwill and other intangible assets arising from the business combination in March 2018. Please refer to note 15 for the relevant information.

For the purpose of impairment test, the following table shows the information of the operating business that the Company’s goodwill allocating to.

December 31, 2018
(in thousands)
Display business	$600,324

The Company’s goodwill has been tested for impairment at least once at the end of the annual reporting period. The recoverable amount was determined based on value in use of the operating business.

The key assumptions used in the estimation of the recoverable amount included discount rate and terminal growth rate. The annual discount rate for the year 2018 was
11.57%
 based on industry weighted average cost of capital. The cash flow projection for the year 2018 was determined based on the financial budgets approved by management covering the future five-year period and extrapolated with a steady annual terminal growth rate of negative 1% for subsequent years. The key assumptions abovementioned represents the management’s forecast of the future for the related industry by considering the history information from internal and external sources.

Based on the impairment assessment for the year ended December 31, 2018, no impairment loss was recognized as the recoverable amount of the cash-generating unit was higher than its carrying value.